Consolidated Statements Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Consolidated Statement Of Cash Flows

	Year Ended December 31,
	2010	2011	2012
Restricted cash	$(14,379)	$14,379	$—
Trade accounts receivable and other accounts receivable	(17,173)	5,791	(10,867)
Inventory	(23,407)	(42,452)	36,972
Energy commodity derivatives contracts, net of derivatives deposits	3,694	(19,782)	16,097
Reimbursable costs	(590)	7,979	1,028
Accounts payable	7,794	20,226	(11,175)
Accrued payroll and benefits	2,093	(2,209)	2,250
Accrued interest payable	2,922	4,069	1,512
Accrued taxes other than income	5,378	617	5,519
Accrued product purchases	10,527	12,476	12,249
Current and noncurrent environmental liabilities	(2,038)	16,861	(1,372)
Other current and noncurrent assets and liabilities	8,998	(3,469)	(9,514)
Total	$(16,181)	$14,486	$42,699